Derivatives and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of transactions are designated as hedge accounting
	September 30,	December 31,
	2021	2020

Cash flow hedge	$9,276	$-